Offerings - Offering: 1	Aug. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	180,000
Proposed Maximum Offering Price per Unit	27.86
Maximum Aggregate Offering Price	$ 5,014,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 692.54
Offering Note	(1) Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Awards as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of Eagle Bancorp, Inc. (the Company) pursuant to 17 C.F.R. Section 230.416(a) under the Securities Act of 1933, as amended (the Securities Act). (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) under the Securities Act to be equal to $27.86 per share, the average of the high and low prices of the Companys common stock as reported on the NASDAQ Stock Market LLC on August 6, 2026. (3) Represents the number of shares of common stock reserved for issuance under the Awards for any grants of stock options and restricted stock units.